Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss

21.	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

	2018		2019
Securities sold:
Stocks	~~W~~	488,873	298,008
Bonds		440,382	825,942
Others		32,117	40,747

		961,372	1,164,697
Gold deposits		458,934	467,760

	~~W~~	1,420,306	1,632,457